SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
Schedule of Net Change in Working Capital
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2025	2024	2023
Trade receivables and other current assets	$(34)	$(138)	$535
Accounts payable and accrued liabilities	29	18	(51)
Other assets and liabilities	(89)	(144)	(79)
	$(94)	$(264)	$405